Income Taxes (Income Taxes Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ (12)	$ (4,831)	$ 22
Canadian Statutory rate	25.10%	25.00%	26.50%
Expected Income Tax	(3)	(1,208)	6
Statutory rate and other foreign differences differences	(42)	(412)	53
Effect of legislative changes	(70)
Non-taxable capital (gains) losses	48	(16)	20
Tax differences on divestitures and transactions	(28)	(307)
Partnership tax allocation in excess of funding	(41)	(40)
Adjustment in respect of prior periods	(103)	(64)	(60)
Other	(9)	10	(2)
Income Tax Expense (Benefit), Total	(248)	(2,037)	17
Effective Tax Rate	2066.70%	42.20%	77.30%
Canada [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	(316)	(2,246)	(1,973)
United States [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	46	(2,978)	1,477
Other [Member]
Income Tax Reconciliation [Line Items]
Total Net Earnings (Loss) Before Income Tax	$ 258	$ 393	$ 518